                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                             PLATINUM INVESTOR III
                                FLEXIBLE PREMIUM
                        VARIABLE LIFE INSURANCE POLICIES
                      SUPPLEMENT DATED DECEMBER 1, 2000 TO
                       PROSPECTUS DATED NOVEMBER 1, 2000

     Effective November 29, 2000 American General Life Insurance Company ("AGL") is amending the prospectus for the sole purpose of reflecting that the Ayco Large Cap Growth Fund I is available as an investment option under the Policies.

     1. On Page 3 of the prospectus, the paragraph titled "Investment Option currently not available" is deleted in its entirety.

     2. On Page 11 of the prospectus, in the chart titled "The Mutual Funds' Annual Expenses", the information in the chart related only to the Ayco Series Trust is deleted in its entirety and replaced with the following information:


                                        FUND                          OTHER FUND            TOTAL FUND
                                     MANAGEMENT                        OPERATING             OPERATING
                                     FEES (AFTER                    EXPENSES (AFTER       EXPENSES (AFTER
                                       EXPENSE           12b-1         EXPENSE                EXPENSE
NAME OF FUND                      REIMBURSEMENT)/3/      FEES      REIMBURSEMENT)/3/     REIMBURSEMENT)/3/
---------------                   -----------------      -----     -----------------     -----------------
AYCO SERIES TRUST:/2/
Ayco Large Cap Growth Fund I            0.80%                            0.20%                 1.00%


     3. On Page 13 of the prospectus, Footnote 2 is deleted in its entirety and replaced with the following footnote:

          /2/Fees and charges for Ayco Series Trust are for fiscal year 2000 and are the fees and charges that the Trust anticipates it will charge.

     4. On page 34 of the prospectus, the 2nd paragraph under "SEPARATE ACCOUNT VL-R" is deleted in its entirety and replaced with the following paragraph:

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 65 separate "divisions," 41 of which correspond to the 41 variable investment options (other than our declared fixed interest account option). The remaining 24 divisions, and some of these 41 divisions, represent investment options available under other variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.